INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ 203,400	$ 121,900	$ 65,700
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	3,100,000
Canadian oil and gas dedication pools	$ 7,000,000.0